Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Goodwill and Other Intangible Assets

	Goodwill $m	Brands $m	Software $m	Management agreements $m	Other intangibles $m	Total $m
Cost
At 1 January 2018	377	193	745	71	13	1,399
Acquisition of businesses (note 11)	83	58	—	6	—	147
Additions	—	—	107	—	5	112
Capitalised interest	—	—	5	—	—	5
Disposals	—	—	(72)	—	—	(72)
Exchange and other adjustments	(5)	(1)	(4)	—	—	(10)
At 31 December 2018	455	250	781	77	18	1,581
Acquisition of businesses (note 11)	70	189	—	45	—	304
Additions	4	—	98	—	6	108
Capitalised interest	—	—	5	—	—	5
Disposals	—	—	(22)	—	—	(22)
Exchange and other adjustments	—	—	2	—	(1)	1
At 31 December 2019	529	439	864	122	23	1,977
Amortisation and impairment
At 1 January 2018	(140)	—	(281)	(7)	(4)	(432)
Provided	—	—	(36)	(3)	(1)	(40)
System Fund expense	—	—	(37)	—	—	(37)
Disposals	—	—	67	—	—	67
Exchange and other adjustments	(2)	—	6	—	—	4
At 31 December 2018	(142)	—	(281)	(10)	(5)	(438)
Provided	—	—	(35)	(3)	(2)	(40)
System Fund expense	—	—	(46)	—	(1)	(47)
Impairment charge s	(49)	—	—	(50)	—	(99)
Disposals	—	—	22	—	—	22
Exchange and other adjustments	1	—	—	—	—	1
At 31 December 2019	(190)	—	(340)	(63)	(8)	(601)
Net book value
At 31 December 2019	339	439	524	59	15	1,376
At 31 December 2018	313	250	500	67	13	1,143
At 1 January 2018	237	193	464	64	9	967

Summary of Carrying Value of Goodwill and Indefinite Life Brands were Allocated to CGUs for Year-end Impairment Testing
The carrying value of goodwill and indefinite life brands were allocated to CGUs for year-end impairment testing purposes as follows:

	2019		2018
	Goodwill $m	Brands $m	Goodwill $m	Brands $m
CGU

Americas Managed	95	289	69	203

Americas Franchised	37	—	37	—

EMEAA – Europe Managed	48	46	29	13

EMEAA – Europe Franchised	10	—	10	—

EMEAA – rest of region	140	88	113	23

Greater China	9	16	7	11
UK portfolio	49	—	—	—

Allocated to CGUs	388	439	265	250

Unallocated a	—	—	48	—

	388	439	313	250
Less: UK portfolio impairment	(49)	—	—	—
Net book value at 31 December	339	439	313	250

a	The UK portfolio goodwill remained unallocated at 31 December 2018 pending completion of the portfolio acquisition in early 2019.

Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests
The terminal growth rates and discount rates used, which are considered to be key assumptions, are as follows:

	2019		2018
	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %
Americas Managed	1.9	9.6	2.0	10.5

Americas Franchised	1.9	8.6	2.0	9.6

EMEAA – Europe Managed	1.5	8.9	2.0	11.4

EMEAA – Europe Franchised	1.5	7.9	2.0	10.5

EMEAA – rest of region	3.3	11.6	3.5	13.4

Greater China	2.5	10.8	2.5	12.3

Summary of detailed information about intangible assets
At 31 December 2019, the net book value and remaining amortisation period of the most significant acquired management agreements were:

	Net book value $m	Remaining amortisation period Years
Kimpton	10	20

Six Senses (note 11)	44	30